Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	350,000,000	350,000,000
Ordinary share capital, shares issued (in shares)	138,847,345	141,847,345
Ordinary share capital, shares outstanding (in shares)	130,398,538	131,583,489
Unvested restricted stock (in shares)	2,552,346	2,354,318
Treasury stock, at cost, shares (in shares)	8,448,807	10,263,856